Income Taxes - Reconciliation of effective tax rates (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Tax
Income before taxes	€ (153,956)	€ 236,980	€ 25,840
Expected German income tax rate	32.28%	32.28%	32.28%
Expected income tax benefit (expense)	€ 49,697	€ (76,497)	€ (8,341)
Non-deductible expenses	(59,543)	(511)	(2,533)
Taxable income not recognised in income before tax			(7,796)
R&D tax credits	13,454	6,742	5,983
Tax free income	3,184	71,917	5,485
Permanent differences from GILTI	(3,724)	(444)	(1,401)
Tax effects from investments accounted for using the equity method	(5,152)	(9,300)	(2,884)
Deviation tax rates to expected tax rate	448	1,815	690
Change in tax rates	636	521	124
Change in recognition of deferred tax assets	(19,167)	(10,247)	(9,317)
Current Taxes	156	(4,095)	739
Deferred Taxes	(1,348)	(570)	203
Other	(339)	(801)	(514)
Total taxes	€ (21,698)	€ (21,470)	€ (19,562)	[1]
Effective income tax rate	(14.09%)	9.06%	75.70%
Solidarity surcharge rate	15.825%
Minimum
Tax
Trade tax rate	10.85%
Maximum
Tax
Trade tax rate	16.625%

[1]	Includes the impacts of the IFRIC final agenda decisions of April 2021 of benefits to periods of service, as described in Note 2 “First time adoption of new accounting standards in the financial year 2021”